13. NOTES PAYABLE, CAPITALIZED LEASES AND LONG TERM DEBT (Details) (USD $)	Mar. 31, 2013	Sep. 30, 2012	Sep. 30, 2011
Notes Payable Capitalized Leases And Long Term Debt Details
Gemini Master Fund, Inc.	$ 850,000	$ 0
BFI Finance Corp Secured Credit Facility	678,259	568,475
TransTech capitalized leases, net of capitalized interest	11,253	17,943
Related party notes payable:
James Gingo Promissory Note	1,000,000	1,000,000
Lynn Felsinger	9,500	49,500
Total debt	2,549,012	1,635,918
Less current portion of long term debt	(2,546,093)	(1,631,903)	(1,537,191)
Long term debt	$ 2,919	$ 4,015	$ 1,014,582